UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	VANGUARD WINDSOR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments January 31, 2005	Shares	Market Value (000)
COMMON STOCKS (95.8%)

Auto & Transportation (5.0%)
* Compagnie Generale des Etablissements Michelin Class B	6,550,773	$ 423,801
Canadian National Railway Co.	2,225,900	132,330
Norfolk Southern Corp.	2,727,650	95,250
Burlington Northern Santa Fe Corp.	1,949,000	93,903
CSX Corp.	1,619,900	64,747
Magna International, Inc. Class A	738,700	55,949
*(1)Continental Airlines, Inc. Class B	5,242,500	54,627
* AMR Corp.	5,076,600	43,659
*(1)Northwest Airlines Corp. Class A	5,404,658	39,940
BorgWarner, Inc.	468,800	25,170
Lear Corp.	362,500	19,575

		1,048,951

Consumer Discretionary (9.0%)
TJX Cos., Inc.	16,920,300	423,684
* Time Warner, Inc.	23,334,400	420,019
(1)Ross Stores, Inc.	9,932,800	284,277
Gannett Co., Inc.	1,909,200	152,812
Republic Services, Inc. Class A	3,972,800	130,983
McDonald's Corp.	2,195,000	71,096
* Office Depot, Inc.	3,305,000	57,143
Target Corp.	1,085,000	55,085
Jones Apparel Group, Inc.	1,485,000	49,941
* Interpublic Group of Cos., Inc.	3,343,400	43,631
Federated Department Stores, Inc.	760,300	43,185
Liz Claiborne, Inc.	677,000	28,393
Staples, Inc.	858,100	28,094
VF Corp.	500,100	26,580
Kimberly-Clark Corp.	265,000	17,360

		1,832,283

Consumer Staples (2.2%)
Altria Group, Inc.	2,099,800	134,030
* The Kroger Co.	3,591,350	61,412
Unilever NV ADR	905,000	59,106
PepsiCo, Inc.	1,090,000	58,533
* Safeway, Inc.	2,891,600	54,507
The Procter & Gamble Co.	994,000	52,911
SuperValu Inc.	942,100	29,780

		450,279

Financial Services (27.5%)
Citigroup, Inc.	22,090,246	1,083,527
Bank of America Corp.	16,323,946	756,941
Fannie Mae	7,427,900	479,694
The Hartford Financial Services Group Inc.	5,476,800	368,534
Golden West Financial Corp.	3,322,000	214,668
(1)RenaissanceRe Holdings Ltd.	4,167,300	209,240
ACE Ltd.	4,794,700	208,090
CIT Group Inc.	5,017,000	202,536
UnionBanCal Corp.	3,058,600	188,349
Freddie Mac	2,737,800	178,751
Wachovia Corp.	2,531,300	138,842
JPMorgan Chase & Co.	3,325,800	124,152
PartnerRe Ltd.	1,897,900	120,270
(1)IPC Holdings Ltd.	2,739,200	115,622
U.S. Bancorp	3,190,121	95,863
Lehman Brothers Holdings, Inc.	912,900	83,247
National City Corp.	2,185,700	77,702
XL Capital Ltd. Class A	980,000	73,284
Marsh & McLennan Cos., Inc.	2,200,000	71,500
Merrill Lynch & Co., Inc.	1,180,000	70,883
SunTrust Banks, Inc.	980,000	70,580
Metropolitan Life Insurance Co.	1,773,100	70,481
St. Paul Travelers Cos., Inc.	1,836,917	68,958
The Chubb Corp.	907,500	67,591
Morgan Stanley	1,186,700	66,408
Torchmark Corp.	1,182,800	64,581
The Goldman Sachs Group, Inc.	565,000	60,935
Allstate Corp.	1,133,100	57,154
Capital One Financial Corp.	712,500	55,775
MBNA Corp.	1,730,600	45,999
Wells Fargo & Co.	510,000	31,263
The PMI Group Inc.	618,200	24,586
American International Group, Inc.	365,200	24,209
Liberty Property Trust REIT	574,000	22,415
Everest Re Group, Ltd.	160,000	13,904
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	1,268

		5,607,802

Health Care (11.3%)
Wyeth	12,241,200	485,119
Pfizer Inc.	15,871,317	383,451
GlaxoSmithKline PLC ADR	8,183,200	364,725
Sanofi-Synthelabo SA ADR	9,347,500	347,914
* WellPoint Inc.	2,078,000	252,477
*(1)Health Net Inc.	6,359,560	185,000
Abbott Laboratories	2,576,400	115,990
* Medco Health Solutions, Inc.	1,790,000	76,200
HCA Inc.	1,317,100	58,637
Aetna Inc.	208,900	26,541

		2,296,054

Integrated Oils (6.5%)
Petrol Brasil ADR	6,921,600	281,363
ExxonMobil Corp.	4,869,008	251,241
ChevronTexaco Corp.	2,833,478	154,141
Petro Canada	2,950,600	152,369
ConocoPhillips Co.	1,581,899	146,784
Petrol Brasil Series A ADR	2,945,400	105,593
Royal Dutch Petroleum Co. ADR	1,693,600	99,025
Occidental Petroleum Corp.	1,588,200	92,719
Total SA ADR	321,300	34,556

		1,317,791

Other Energy (1.0%)
EnCana Corp.	1,753,619	103,621
GlobalSantaFe Corp.	2,708,900	95,787

		199,408

Materials & Processing (5.2%)
Alcoa Inc.	15,118,968	446,161
(1)Engelhard Corp.	8,925,400	268,208
Smurfit-Stone Container Corp.	7,242,463	108,927
Akzo Nobel NV	1,430,424	59,724
MeadWestvaco Corp.	1,835,400	53,025
Vulcan Materials Co.	550,000	31,064
Martin Marietta Materials, Inc.	570,000	30,791
International Paper Co.	680,000	26,622
Sappi Ltd. ADR	1,687,600	21,753
Praxair, Inc.	260,500	11,241
* The Mosaic Co.	233,100	3,846
Aracruz Celulose SA ADR	51,000	1,782

		1,063,144

Producer Durables (4.5%)
* Applied Materials, Inc.	29,232,200	464,792
* LAM Research Corp.	4,765,100	127,514
* Teradyne, Inc.	5,057,100	70,951
Cooper Industries, Inc. Class A	936,000	65,052
The Boeing Co.	1,145,000	57,937
Parker Hannifin Corp.	600,600	39,135
KB HOME	356,200	38,701
* Varian Semiconductor Equipment Associates, Inc.	585,400	20,068
Hubbell Inc. Class B	300,000	14,856
* Axcelis Technologies, Inc.	1,726,000	12,893

		911,899

Technology (9.6%)
Microsoft Corp.	14,764,700	388,016
* Cisco Systems, Inc.	17,842,100	321,871
*(1)Arrow Electronics, Inc.	10,341,700	244,168
International Business Machines Corp.	2,603,100	243,182
*(1)Freescale Semiconductor Inc.	10,000,000	171,000
* Flextronics International Ltd.	9,697,900	137,225
Hewlett-Packard Co.	5,661,300	110,905
* Avnet, Inc.	5,081,600	91,062
* Solectron Corp.	10,387,300	51,625
* Ingram Micro, Inc. Class A	2,670,500	49,351
* Vishay Intertechnology, Inc.	3,215,321	42,024
* Sanmina-SCI Corp.	6,312,400	39,011
* Tellabs, Inc.	3,970,900	28,273
* Nortel Networks Corp.	8,159,500	26,518
* Unisys Corp.	2,398,200	18,826

		1,963,057

Utilities (7.9%)
* Comcast Corp. Special Class A	21,428,200	677,345
* Nextel Communications, Inc.	10,001,400	286,940
Sprint Corp.	7,036,350	167,676
* Comcast Corp. Class A	2,415,683	77,761
Constellation Energy Group, Inc.	1,506,425	75,321
Entergy Corp.	1,009,600	70,187
American Electric Power Co., Inc.	1,905,300	67,162
FirstEnergy Corp.	1,195,100	47,517
Verizon Communications Inc.	1,245,442	44,325
Sempra Energy	801,700	29,839
SBC Communications Inc.	1,146,900	27,250
Northeast Utilities	1,206,900	22,569
* UnitedGlobalCom Inc. Class A	1,372,500	13,409

		1,607,301

Other (6.1%)
Tyco International Ltd.	19,073,300	689,309
General Electric Co.	7,000,000	252,910
Eaton Corp.	2,679,400	182,172
Textron, Inc.	1,142,000	82,201
Miscellaneous (.2%)**		47,448

		1,254,040

TOTAL COMMON STOCKS
(Cost $15,643,526)		19,552,009

TEMPORARY INVESTMENTS (4.4%)

Exchange-Traded Funds (0.8%)
Vanguard Index Participation Equity Reciepts
Value	1,689,100	90,637
Total Stock Market	696,000	80,040

		170,677

Money Market Fund (1.9%)
Vanguard Market Liquidity Fund, 2.36%***	403,887,768	403,888

		574,565

	Face
	Amount
	(000)

Repurchase Agreement (1.4%)
Bank Of America
2.50%, 02/01/2005	$ 294,900	294,900
(Dated 01/31/2005,
Repurchase Value $294,920,000
collateralized by Federal National Mortgage Assn
5.0%-6.0%, 8/01/2034-1/01/2035)

U.S. Government Obligation (0.1%)
(2)Federal Home Loan Bank†
2.55%, 4/20/2005	25,000	24,858

TOTAL TEMPORARY INVESTMENTS
(Cost $723,650)		894,323

TOTAL INVESTMENTS (100.2%)
(Cost $16,367,176)		20,446,332

OTHER ASSETS AND LIABILITIES-NET (-0.2%)		(40,010)

NET ASSETS (100%)		$20,406,322

*Non-income-producing security.
**Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
***Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $1,572,082,000.
(2)Security segregated as initial margin for open futures contracts. ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2005, the cost of investment securities for tax purposes was $16,367,176,000. Net unrealized apreciation of investment securities for tax purposes was $4,079,156,000, consisting of unrealized gains of $4,741,770,000 on securities that had risen in value since their purchase and $662,614,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 1.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2005, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	2,030	$119,942	$(2,395)
S&P 500 Index	385	113,739	(502)
S&P MidCap 400 Index	285	92,205	(296)
E-mini S&P MidCap 400 Index	100	6,470	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
SECURITY NAME	October 31, 2004 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	January 31, 2005 Market Value
Arrow Electronics, Inc.	$ 247,188	$ 576			$ 244,168
Continental Airlines, Inc. Class B	48,650				54,627
Engelhard Corp.	252,589			$ 982	268,208
Freescale Semiconductor Inc.	155,400				171,000
Health Net Inc.	222,973		$ 74,973		185,000
IPC Holdings Ltd.	110,828			657	115,622
Northwest Airlines Corp. Class A	47,831				39,940
RenaissanceRe Holdings Ltd.	198,824		3,742	792	209,240
Ross Stores, Inc.	286,784		27,978	443	284,277

	$1,571,067			$2,874	$1,572,082

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.